Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Aerospace/Defense: 1.6%
2,100	General Dynamics Corp.	$411,663

Bank (Money Center): 5.9%
9,500	JPMorgan Chase & Co.	1,555,055

Bank (Processing): 3.3%
16,800	The Bank of New York Mellon Corp.	870,912

Bank (Regional): 12.6%
6,600	M&T Bank Corp.	985,644
6,375	The PNC Financial Services Group, Inc.	1,247,205
18,000	Truist Financial Corp.	1,055,700
		3,288,549
Bank (Super Regional): 4.7%
20,900	US Bancorp	1,242,296

Beverages: 7.5%
6,000	PepsiCo, Inc.	902,460
20,000	The Coca-Cola Co.	1,049,400
		1,951,860
Biotechnology: 7.4%
3,500	Amgen, Inc.	744,275
17,000	Gilead Sciences, Inc.	1,187,450
		1,931,725
Cable TV: 3.7%
17,400	Comcast Corp. - Class A	973,182

Computer Software and Services: 5.6%
5,250	Microsoft Corp.	1,480,080

Drug: 8.8%
10,200	AbbVie, Inc.	1,100,274
15,950	Merck & Co., Inc.	1,198,005
		2,298,279
Drug Store: 4.9%
15,200	CVS Health Corp.	1,289,872

Electric Utility: 6.9%
12,800	Consolidated Edison, Inc.	929,152
12,000	Pinnacle West Capital Corp.	868,320
		1,797,472
Food Processing (Retail): 7.7%
14,300	General Mills, Inc.	855,426
18,000	Kellogg Co.	1,150,560
		2,005,986
Household Products: 3.8%
7,575	Kimberly-Clark Corp.	1,003,233

Petroleum (Integrated): 3.0%
7,700	Chevron Corp.	781,165

Semiconductor: 3.4%
6,850	QUALCOMM, Inc.	883,513

Telecommunication Services: 4.3%
21,000	Verizon Communications, Inc.	1,134,210

Telecommunications (Equipment): 4.7%
22,600	Cisco Systems, Inc.	1,230,118

TOTAL COMMON STOCKS (Cost $20,699,929)		$26,129,170

SHORT-TERM INVESTMENTS - 0.3%
89,561	First American Government Obligations Fund, Class X - 0.03% *	89,561

TOTAL SHORT-TERM INVESTMENTS (Cost $89,561)		$89,561

TOTAL INVESTMENTS (Cost $20,789,490): 100.1%		26,218,731
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.1)%		(29,203)
TOTAL NET ASSETS: 100.0%		$26,189,528

* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$26,129,170	$-	$-	$26,129,170
Total Equity	$26,129,170	$-	$-	$26,129,170
Short-Term Investments	$89,561	$-	$-	$89,561
Total Investments in Securities	$26,218,731	$-	$-	$26,218,731

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.